Property, Plant and Equipment - Schedule of Future Minimum Lease Payment Schedule (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Principal	€ 22
Interest	3	€ 7	€ 13
Total	25	€ 39	€ 66
Less than 1 year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Principal	4
Interest	1
Total	5
1 to 3 years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Principal	6
Interest	1
Total	7
3 to 5 years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Principal	7
Interest	1
Total	8
More than 5 years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Principal	5
Total	€ 5